Fees Summary	Jul. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,448,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,028.57
Total Offset Amount	0.00
Net Fee	1,028.57
Narrative - Max Aggregate Offering Price	$ 7,448,000.00
Final Prospectus	true